Related party transactions - Related Party Balances (Details)	3 Months Ended	12 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)		Dec. 31, 2016 NOK	Sep. 30, 2016 USD ($)	Jun. 30, 2016 USD ($)	Mar. 31, 2016 USD ($)	Dec. 31, 2015 NOK	Jan. 31, 2014 USD ($)	Oct. 30, 2013 NOK
Related Party Transaction [Line Items]
Total related party receivables		$ 11,200,000	$ 4,700,000
Total related party payables		36,600,000	39,800,000
Long term debt to related party	$ 308,400,000	321,200,000	321,000,000	[1]		$ 321,400,000	$ 319,800,000	$ 291,000,000
Majority Shareholder
Related Party Transaction [Line Items]
Total related party receivables		10,700,000	4,700,000
Total related party payables		35,900,000	16,600,000
Ship Finance | Affiliated Entity
Related Party Transaction [Line Items]
Total related party receivables		500,000	0
Total related party payables		700,000	23,200,000
US $600 Million Unsecured Bond
Related Party Transaction [Line Items]
Debt face amount		600,000,000
US $600 Million Unsecured Bond | Majority Shareholder
Related Party Transaction [Line Items]
Debt face amount		600,000,000
NOK1,500 Million Floating Interest Rate Bond
Related Party Transaction [Line Items]
Debt face amount		1,500,000,000
NOK1,500 Million Floating Interest Rate Bond | Majority Shareholder
Related Party Transaction [Line Items]
Debt face amount		1,500,000,000
Loans Payable | US $600 Million Unsecured Bond
Related Party Transaction [Line Items]
Debt face amount		600,000,000								$ 600,000,000
Loans Payable | US $600 Million Unsecured Bond | Majority Shareholder
Related Party Transaction [Line Items]
Notes payable, related parties		186,600,000	186,600,000
Loans Payable | NOK1,500 Million Floating Interest Rate Bond | Majority Shareholder
Related Party Transaction [Line Items]
Notes payable, related parties		9,600,000	9,400,000
Loans Payable | US $195 Million Loan | Ship Finance | Affiliated Entity
Related Party Transaction [Line Items]
Notes payable, related parties		125,000,000	125,000,000
Parent Company | Loans Payable | US $600 Million Unsecured Bond
Related Party Transaction [Line Items]
Debt face amount		$ 186,600,000.0	$ 186,600,000.0
Debt instrument, ownership percentage		31.10%	31.10%
Parent Company | Loans Payable | NOK1,500 Million Floating Interest Rate Bond
Related Party Transaction [Line Items]
Debt face amount | NOK					NOK 9,600,000.0				NOK 9,400,000.0		NOK 11,000,000
Debt instrument, ownership percentage	5.50%	5.50%	5.50%

[1]	Refer to "Note 27 - Restatement of previously issued financial statements".